Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund	September 30, 2019

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.2%
COMMUNICATION SERVICES: 8.0%
Alphabet, Inc., Class A (a)	4,465	$5,452,390
Alphabet, Inc., Class C (a)	1,456	1,774,864
AT&T, Inc.	84,374	3,192,712
CBS Corp., Class B	3,721	150,217
Verizon Communications, Inc.	102,420	6,182,071
Viacom, Inc., Class B	59,664	1,433,726
Walt Disney Co., The	40	5,213
		18,191,193

CONSUMER DISCRETIONARY: 12.9%
Amazon.com, Inc. (a)	3,583	6,219,766
Best Buy Co., Inc.	3,094	213,455
BorgWarner, Inc.	8,566	314,201
Chipotle Mexican Grill, Inc. (a)	336	282,398
Darden Restaurants, Inc.	8,884	1,050,266
Gentex Corp.	9,070	249,742
Grand Canyon Education, Inc. (a)	3,494	343,111
Home Depot, Inc., The	15,500	3,596,310
Lear Corp.	5,544	653,638
Lowe's Cos., Inc.	1,747	192,100
Marriott International, Inc., Class A	5,093	633,416
McDonald's Corp.	8,195	1,759,548
NIKE, Inc., Class B	26,027	2,444,456
Nordstrom, Inc.	2,179	73,367
Norwegian Cruise Line Holdings, Ltd. (a)	2,680	138,744
NVR, Inc. (a)	324	1,204,421
PulteGroup, Inc.	15,163	554,208
Royal Caribbean Cruises, Ltd.	2,155	233,451
Starbucks Corp.	45,300	4,005,426
Target Corp.	20,697	2,212,716
TJX Cos., Inc., The	18,246	1,017,032
Tractor Supply Co.	806	72,895
VF Corp.	13,046	1,160,964
Wendy's Co, The	2,254	45,035
Williams-Sonoma, Inc. (b)	7,543	512,773
		29,183,439

CONSUMER STAPLES: 10.6%
Casey's General Stores, Inc.	148	23,852
Clorox Co., The	1,978	300,399
Colgate-Palmolive Co.	10,980	807,140
Estee Lauder Cos, Inc., The, Class A	8,219	1,635,170
Flowers Foods, Inc.	3,634	84,054
General Mills, Inc.	29,116	1,604,874
Hershey Co.,The	14,882	2,306,561
J.M. Smucker Co., The	3,387	372,638
Kimberly-Clark Corp.	17,588	2,498,375
Kroger Co., The	53,205	1,371,625
PepsiCo, Inc.	45,180	6,194,177
Procter & Gamble Co., The	22,100	2,748,798
Sprouts Farmers Market, Inc. (a)	9,829	190,093
Sysco Corp.	17,693	1,404,824
US Foods Holding Corp. (a)	14,177	582,675
Walgreens Boots Alliance, Inc.	33,089	1,830,153
		23,955,408

FINANCIALS: 9.8%
Aflac, Inc.	72,634	3,800,210
Allstate Corp., The	12,331	1,340,133
Ally Financial, Inc.	26,928	892,932
American Express Co.	6,578	778,046
Capital One Financial Corp.	699	63,595
Citizens Financial Group, Inc.	23,648	836,430
Discover Financial Services	16,188	1,312,685
East West Bancorp, Inc.	22,447	994,178
FactSet Research Systems, Inc. (b)	379	92,086
Fifth Third Bancorp	10,128	277,305
Lincoln National Corp.	13,962	842,188
MarketAxess Holdings, Inc.	1,383	452,933
MetLife, Inc.	24,711	1,165,371
Morningstar, Inc.	5,153	753,059
Navient Corp.	55,681	712,717
Old Republic International Corp.	9,579	225,777
OneMain Holdings, Inc.	10,511	385,543
PNC Financial Services Group, Inc., The	27,456	3,848,232
Prudential Financial, Inc.	9,468	851,647
Reinsurance Group of America, Inc.	6,161	985,021
Synchrony Financial	289	9,852
U.S. Bancorp	11,186	619,033
Unum Group	31,801	945,126
		22,184,099

HEALTH CARE: 13.5%
AbbVie, Inc.	10,191	771,663
Agilent Technologies, Inc.	17,334	1,328,304
Amgen, Inc.	8,492	1,643,287
Anthem, Inc.	2,937	705,174
Biogen, Inc. (a)	9,935	2,313,067
Bristol-Myers Squibb Co.	3,611	183,114
Cardinal Health, Inc.	25,679	1,211,792
Celgene Corp. (a)	17,207	1,708,655
Centene Corp. (a)	1,692	73,196
CVS Health Corp.	10,583	667,470
DaVita, Inc. (a)	1,937	110,545
Eli Lilly & Co.	13,746	1,537,215
Gilead Sciences, Inc.	3,071	194,640
HCA Healthcare, Inc.	9,802	1,180,357
Henry Schein, Inc. (a)	9,420	598,170
Jazz Pharmaceuticals PLC (a)	9,546	1,223,224
Johnson & Johnson	41,747	5,401,226
Laboratory Corp of America Holdings (a)	1,973	331,464
Merck & Co., Inc.	37,405	3,148,753
Thermo Fisher Scientific, Inc.	14,287	4,161,374
UnitedHealth Group, Inc.	10,122	2,199,713
		30,692,403

INDUSTRIALS: 7.5%
3M Co.	15,710	2,582,724
Acuity Brands, Inc.	1,768	238,309
Delta Air Lines, Inc.	1,471	84,730
Eaton Corp PLC	4,430	368,355
Expeditors International of Washington, Inc.	1,330	98,806
Hexcel Corp.	3,164	259,859
Landstar System, Inc.	15,792	1,777,863
ManpowerGroup, Inc.	12,670	1,067,321
PACCAR, Inc.	6,863	480,479
Regal Beloit Corp.	15,240	1,110,234
Robert Half International, Inc.	3,188	177,444
Roper Technologies, Inc.	7,540	2,688,763
Ryder System, Inc.	7,334	379,681
Sensata Technologies Holding, PLC (a)	12,260	613,736
United Parcel Service, Inc., Class B	11,527	1,381,165
W.W. Grainger, Inc.	2,189	650,461
Waste Management, Inc.	13,039	1,499,485
WESCO International, Inc. (a)	32,951	1,574,069
		17,033,484

INFORMATION TECHNOLOGY: 22.5%
Accenture PLC, Class A	9,603	1,847,137
Akamai Technologies, Inc. (a)	2,319	211,910
Apple, Inc.	32,725	7,329,419
Booz Allen Hamilton Holding Corp.	2,506	177,976
CDW Corp.	1,459	179,807
Cisco Systems, Inc.	33,712	1,665,710
Citrix Systems, Inc.	19,940	1,924,609
Cognizant Technology Solutions, Class A	24,303	1,464,620
F5 Networks, Inc. (a)	867	121,744
HP, Inc.	106,836	2,021,337
IBM	10,233	1,488,083
Intel Corp.	60,776	3,131,787
Intuit, Inc.	2,033	540,656
Manhattan Associates, Inc. (a)	4,771	384,877
MasterCard, Inc., Class A	22,599	6,137,210
Microsoft Corp.	52,646	7,319,373
Oracle Corp.	26,256	1,444,868
QUALCOMM, Inc.	1,593	121,514
Seagate Technology PLC	1,486	79,932
Synopsys, Inc. (a)	7,939	1,089,628
TE Connectivity, Ltd.	20,498	1,910,004
Texas Instruments, Inc.	45,595	5,892,698
Visa, Inc., Class A	7,634	1,313,124
VMware, Inc., Class A	3,252	487,995
Western Union Co., The	123,972	2,872,431
		51,158,449

MATERIALS: 2.3%
Air Products & Chemicals, Inc.	347	76,985
Celanese Corp.	3,032	370,783
DuPont de Nemours, Inc.	1,954	139,340
Eastman Chemical Co.	5,014	370,184
Ecolab, Inc.	602	119,220
Huntsman Corp.	4,651	108,182
Linde PLC	7,594	1,471,110
LyondellBasell Industries NV, Class A	21,268	1,902,849
Reliance Steel & Aluminum Co.	5,655	563,577
		5,122,230

REAL ESTATE: 8.3%
Apartment Investment & Management Co., REIT	46,532	2,426,178
CBRE Group, Inc., Class A (a)	45,500	2,411,955
Host Hotels & Resorts, Inc., REIT	18,641	322,303
Lamar Advertising Co., Class A, REIT	794	65,052
Public Storage, REIT	2,871	704,170
Service Properties Trust	254,149	6,554,504
Simon Property Group, Inc., REIT	29,314	4,562,724
VICI Properties, Inc., REIT (b)	79,975	1,811,434
		18,858,320

UTILITIES: 3.8%
American Water Works Co., Inc.	36,715	4,561,104
Eversource Energy	7,138	610,085
Exelon Corp.	17,922	865,812
NextEra Energy, Inc.	11,528	2,685,909
		8,722,910

TOTAL COMMON STOCKS		225,101,935
(Cost $132,624,065)

MONEY MARKET: 0.8%
State Street Institutional U.S. Government Money Market Fund, 1.880% (c)(d)	1,848,906	1,848,906
(Cost $1,848,906)

TOTAL INVESTMENTS: 100.0%		226,950,841
(Cost $134,472,971)

Other assets and liabilities - (net): 0.0% (e)		79,869

Net Assets: 100.0%		$227,030,710

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2019. The total market value of securities on loan as of September 30, 2019 was $651,155.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2019.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%.